OTHER CURRENT ASSETS (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) carrier subsidiary
Other Assets [Abstract]
Prepaid expenses	$ 1,768	$ 1,517
Receivable from charterers	1,646	0
Other receivables	2,391	1,895
Other current assets	$ 5,805	$ 3,412
Debt guarantees, number of subsidiaries | subsidiary		2
Debt guarantees, number of carriers | carrier		2